Intangible Assets - Summary of Impairment Write-down by Segment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Goodwill	kr 12,966
Intangible assets	2,000
Capitalized development expenses	2,200
Total write-down	17,230	kr 85	kr 20
Total write-down	17,230	kr 85	kr 20
Networks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	100
Capitalized development expenses	300
Total write-down	400
Total write-down	400
Digital services [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	6,900
Intangible assets	900
Capitalized development expenses	900
Total write-down	8,700
Total write-down	8,700
Other [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	6,100
Intangible assets	1,000
Capitalized development expenses	1,000
Total write-down	8,100
Total write-down	kr 8,100